Retirement Benefits – Defined Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Employee benefits [Abstract]
Schedule of net defined benefit liability and its components
	2022		2021	2020
Balance at January 1	Ps.	2,093	1,678	1,630

Additions for subsidiaries’ acquisition		149,243	-	-

Included in profit or loss:
Current service cost		13,322	614	425
Interest cost		9,461	101	114
Net cost of the period		22,783	715	539

Included in other comprehensive income:
Actuarial (gain) loss		(15,585)	(83)	1,199
Income tax effect		-	-	(360)

Other:
Benefits paid		(4,627)	(217)	(1,330)
Balance as of December 31	Ps.	153,907	2,093	1,678

Schedule of principal actuarial assumptions
	2022		2021	2020
	Betterware	JAFRA	Betterware	Betterware
Financial:
Future salary growth	6.5%	5.5%	5.0%	4.0%
Discount rate	9.2%	9.5%	7.6%	6.1%

Demographic:
Number of employees	901	1,276	1,272	1,294
Age average	34 años	38 años	32 years	31 years
Longevity average	3 años	7 años	2 years	2 years

Schedule of sensitivity analysis
	Effects as of December 31, 2022			Effects as of December 31, 2021	Effects as of January 3, 2021
	Betterware		JAFRA	Betterware	Betterware
Increase / decrease in the discount rate
+ 0.50%	Ps.	361	146	156	126
- 0.50%		(174)	(151)	(174)	(141)